Income Taxes (Details 3) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	[1]	$ 30,129	$ 6,052
Research and development expenses		4,327	2,889
Deferred Tax Assets Leasing Liabilities		4,823	1,018
Accruals and reserves		351	296
Share-based compensation		1,371	0
Gross deferred tax assets		41,001	10,255
Valuation allowance		(36,077)	(9,255)
Total deferred tax assets		4,924	1,000
Deferred tax liabilities:
Deferred contract acquisition costs		376	90
Leasing assets		4,548	957
Property and equipment		0	43
Gross deferred tax liabilities		4,924	1,090
Net deferred taxes		$ 0	$ 90

[1]	Refer to note 8g.